Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA  19103-2921
Tel.  215.963.5000
Fax: 215.963.5001
www.morganlewis.com




March 3, 2006


VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: The Advisors' Inner Circle Fund Post-Effective Amendment No. 88 (File Nos. 033-42484 and 811-6400)
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of The Advisors Inner Circle Fund (the "Trust") that all the Prospectuses and Statements of Additional Information dated March 1, 2006, except for the Statements of Additional Information for the CB Core Equity Fund, Chartwell U.S. Equity Fund, Chartwell Small Cap Value Fund, Commerce Capital Government Money Market Fund, Commerce Capital Treasury Obligations Money Market Fund, Japan Smaller Companies Fund, LSV Value Equity Fund, Sterling Capital Small Cap Value Fund, Synovus Georgia Municipal Bond Fund, Synovus Intermediate-Term Bond Fund, Synovus Large Cap Core Equity Fund and Synovus Mid Cap Value Fund, that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 88, filed electronically on February 28, 2006.

Please do not hesitate to contact me at 215.963.5110 or Ryan F. Helmrich at
202.739.5498 should you have any questions.


Sincerely,

/s/ John M. Ford
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John M. Ford